CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Income Statement [Abstract]
Sales	$ 2,000,577	$ 1,770,278	$ 1,684,928
Cost of sales	1,537,895	1,354,214	1,257,038
Gross profit	462,682	416,064	427,890
Engineering, selling, general and administrative expenses	307,106	293,145	302,551
Intangible asset amortization	9,648	9,620	9,638
Goodwill impairment	0	6,000	0
Restructuring and impairment charges, net	1,912	5,297	4,252
Strategic development and acquisition related costs	17,164	1,971	2,670
Loss on disposition of business	5,673	0	0
Gain on insurance recovery	(4,741)	(9,749)	0
Income from operations	125,920	109,780	108,779
Interest income	140	238	146
Interest expense	(21,808)	(28,899)	(31,019)
Foreign exchange (loss) gain	(244)	547	(1,401)
Gain from bargain purchase	0	0	1,864
Loss on extinguishment of debt	(21,875)	0	0
Other income, net	962	1,472	595
Income before income taxes	83,095	83,138	78,964
Provision for income taxes	19,989	28,414	27,937
Net income	63,106	54,724	51,027
Net income allocated to participating securities	(412)	(325)	(389)
Net income (loss) applicable to common shares	$ 62,694	$ 54,399	$ 50,638
Income per common share:
Basic (in dollars per share)	$ 0.95	$ 0.77	$ 0.70
Diluted (in dollars per share)	$ 0.94	$ 0.77	$ 0.70
Weighted average number of common shares outstanding:
Basic (in shares)	66,260	70,629	72,411
Diluted (in shares)	66,362	70,778	72,857